Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 - EBP 91-1857900-003	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Financial statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at the following dates:

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$125,619,652	$112,191,628
Amounts allocated to withdrawing participants at current year end	(26,456)	(47,222)
Net assets available for benefits per the Form 5500	$125,593,196	$112,144,406
The following is a reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500:

Year Ended December 31, 2025
Net increase in net assets available for benefit per the financial statements	$13,428,024
Amounts allocated to withdrawing participants at current year end	(26,456)
Amounts allocated to withdrawing participants at prior year end	47,222
Net increase per the Form 5500	$13,448,790

EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at the following dates:

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$125,619,652	$112,191,628
Amounts allocated to withdrawing participants at current year end	(26,456)	(47,222)
Net assets available for benefits per the Form 5500	$125,593,196	$112,144,406
The following is a reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500:

Year Ended December 31, 2025
Net increase in net assets available for benefit per the financial statements	$13,428,024
Amounts allocated to withdrawing participants at current year end	(26,456)
Amounts allocated to withdrawing participants at prior year end	47,222
Net increase per the Form 5500	$13,448,790